Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 490,064	$ 491,399
31-60 Days Past Due	5,430	2,080
61-90 Days Past Due	440	551
Greater than 90 Days Past Due and still accruing	0	0
Non-Accrual	5,600	9,547
Total Past Due and Non-Accrual	11,470	12,178
Total Loans	501,534	503,577
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	156,242	156,066
31-60 Days Past Due	222	1,018
61-90 Days Past Due	0	54
Greater than 90 Days Past Due and still accruing	0	0
Non-Accrual	1,675	1,704
Total Past Due and Non-Accrual	1,897	2,776
Total Loans	158,139	158,842
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	252,495	263,837
31-60 Days Past Due	5,100	977
61-90 Days Past Due	440	487
Greater than 90 Days Past Due and still accruing	0	0
Non-Accrual	3,921	7,843
Total Past Due and Non-Accrual	9,461	9,307
Total Loans	261,956	273,144
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	19,221	20,551
31-60 Days Past Due	0	0
61-90 Days Past Due	0	0
Greater than 90 Days Past Due and still accruing	0	0
Non-Accrual	0	0
Total Past Due and Non-Accrual	0	0
Total Loans	19,221	20,551
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	42,500	35,717
31-60 Days Past Due	14	28
61-90 Days Past Due	0	0
Greater than 90 Days Past Due and still accruing	0	0
Non-Accrual	0	0
Total Past Due and Non-Accrual	14	28
Total Loans	42,514	35,745
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	19,606	15,228
31-60 Days Past Due	94	57
61-90 Days Past Due	0	10
Greater than 90 Days Past Due and still accruing	0	0
Non-Accrual	4	0
Total Past Due and Non-Accrual	98	67
Total Loans	$ 19,704	$ 15,295